Prepayment and Other Current Assets, Net	12 Months Ended
Dec. 31, 2024
Prepayment and Other Current Assets, Net [Abstract]
Prepayment and other current assets, net
6.	Prepayment and other current assets, net

The following is a summary of prepayments and other current assets:

	December 31, 2023	December 31, 2024
	RMB	RMB
Deductible VAT	382	365
Deposits	6,592	2,785
Receivables due from third-party online payment platforms	640	480
Staff advances	1,111	588
Prepaid promotion expenses	—	8,082
Receivable from borrowers for the guarantee payment to commercial bank	18,218	18,163
Others	12,318	4,405
Less: provisions for prepayment and other current assets	(23,275)	(19,917)
Total prepayment and other current assets, net	15,986	14,951

The Group recognized provisions for prepayment and other current assets of RMB9,035, RMB3,360 and RMB3,536 in 2022, 2023 and 2024, respectively. The Group reversed provisions for prepayment and other current assets of nil, RMB11,818 and RMB255 in 2022, 2023 and 2024, respectively.